----------------------------------
                                              |          OMB APPROVAL          |
                                              ----------------------------------
                                              |OMB Number:           3235-0006 |
THIS FILING LISTS SECURITIES HOLDINGS         |Expires:       August 31, 2012  |
  REPORTED ON THE FORM 13F FILED ON           |Estimated average burden        |
  8/16/10 PURSUANT TO A REQUEST FOR           |hours per form . . . . . . 23.5 |
 CONFIDENTIAL TREATMENT AND FOR WHICH         ----------------------------------
  CONFIDENTIAL TREATMENT IS NO LONGER
              REQUESTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:  6/30/2010
                                                            ---------------
            Check here if Amendment [X]: Amendment Number:  4
                                                            ---------------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               MICHAEL R. MURPHY
                    ------------------------------------------------------------
Address:            191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                    ------------------------------------------------------------

Form 13F File Number 28-    11638
                            ----------------------------------------------------

                    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Meghan O'Callaghan
                    ------------------------------------------------------------
Title:              Associate
                    ------------------------------------------------------------
Phone:              312-265-9600
                    ------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
2/15/2011
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
--------------------

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                          2
           ----------------

Form 13F Information Table Entry Total:
                          1
           ----------------
Form 13F Information Table Value Total:
           $            288 (thousands)
           ----------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
                                 WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                 Form 13F File Number          Name
1                   28-11635                      DANIEL J. DONOGHUE
----------          --------------------          ------------------------------
2                   28-11637                      DISCOVERY GROUP I, LLC
----------          --------------------          ------------------------------

                              13F INFORMATION TABLE
                                    6/30/2010

     COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5            COLUMN 6  COLUMN 7           COLUMN 8
                                                                                                                 Voting Authority

     NAME OF                 TITLE OF               VALUE      SHRS OR  SH/  PUT/    INVESTMENT   OTHER
     ISSUER                   CLASS      CUSIP    (X $1000)    PRN AMT  PRN  CALL    DISCRETION  MANAGERS  SOLE   SHARED      NONE
EINSTEIN NOAH REST GROUP INC   COM     28257U104        288     26,691   SH        SHARED-OTHER    1, 2             26,691
   TOTAL                                                288     26,691                                              26,691